Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net
(In thousands)	December 31, 2022	December 31, 2023
Accounts receivable	10,480	10,690
Less: Allowance for doubtful accounts	(4,519)	(4,201)
Accounts receivable, net	5,961	6,489

Schedule of Presents Movement in the Allowance for Doubtful Accounts	The following table presents movement in the allowance for doubtful accounts:
(In thousands)	December 31, 2021	December 31, 2022	December 31, 2023
Balance at beginning of the year	3,289	3,350	4,519
Additions	67	1,273	668
Reversal	(22)	(26)	(806)
Written off	—	—	(142)
Exchange difference	16	(78)	(38)
Balance at end of the year	3,350	4,519	4,201